Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of financial statements of VIEs
	December 31,	December 31,
	2020	2021

Total assets	$143,356	$180,058
Total liabilities	$37,095	$34,980

Schedule of operation and cash flow VIEs and subsidiaries of VIEs
	For the Years Ended December 31,
	2019	2020	2021

Total revenues	$65,777	$123,763	$153,012
Net income	$26,403	$37,649	$35,907

Net cash provided by operating activities	$26,092	$8,731	$57,397
Net cash used in investing activities	$(15,318)	$(4,418)	$(1,051)
Net cash (used in) provided by financing activities	$(6,224)	$5,358	$(2,004)